Income Taxes - Summary of Reconciliation of the Statutory Corporate Income Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax expense computed at the federal statutory rate	21.00%	21.00%
State taxes	4.50%	4.20%
Change in valuation allowance	(31.30%)	(25.20%)
Equity investments	(0.6)	(5.7)
Tax credits	4.80%	4.40%
Non-deductible expenses	(0.20%)	(0.10%)
Other expenses	0.30%	1.40%
Total income tax expense	(1.50%)	0.00%